UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [X]; Amendment Number: 35
  This Amendment (Check only one.): 	[x] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Steward Capital Management
Address: 355 south Old Woodward, Suite 200
	 Birmingham, MI  48009


Form 13F File Number:  28-04246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Portfolio Manager
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Birmingham, MI       08/22/2008
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 81

Form 13F Information Table Value Total: 157822 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM CORP                      COM              885535104      601    25775 SH       SOLE                    14925
ABBOTT LABS COM                COM              002824100     3823    81656 SH       SOLE                    52626
ADAPTEC INC COM                COM              00651F108     1562    68456 SH       SOLE                    38513
AMERICA ONLINE                 COM              02364J104     7503    51044 SH       SOLE                    34508
AMERICAN HOME PRODS CP COM     COM              026609107      232     3555 SH       SOLE                     3075
AMERICAN INTL GROUP COM        COM              026874107     5533    45869 SH       SOLE                    28243
AT HOME CORP                   COM              045919107     2496    15845 SH       SOLE                    12525
AT&T CORP COM                  COM              001957109     1497    18754 SH       SOLE                    10935
BANK ONE CORP                  COM              06423A103     1635    29691 SH       SOLE                    15433
BARNES & NOBLE INC             COM              067774109     1551    48265 SH       SOLE                    34490
BELL & HOWELL COMPANY          COM              077852101      785    26775 SH       SOLE                    14425
BELLSOUTH CORP COM             COM              079860102      240     6000 SH       SOLE                     4500
BRISTOL MYERS SQUIBB COM       COM              110122108      387     6040 SH       SOLE                     5160
CAMPBELL SOUP CO               COM              134429109      900    22120 SH       SOLE                    11625
CATERPILLAR INC DEL COM        COM              149123101      769    16740 SH       SOLE                     9690
CHASE MANHATTAN CORP COM       COM              16161A108     4279    52584 SH       SOLE                    33348
CHEVRON CORPORATION COM        COM              166751107     4493    50620 SH       SOLE                    32115
CISCO SYS INC COM	       COM              17275R102     3842    35068 SH       SOLE                    23173
CLAYTON HOMES INC COM          COM              184190106      724    65418 SH       SOLE                    37714
COCA COLA CO COM               COM              191216100     2999    48869 SH       SOLE                    32794
COMCAST CORP-SPECIAL CL A      COM              200300200     1923    30559 SH       SOLE                    21163
COMERICA INC COM               COM              200340107     1420    22745 SH       SOLE                    15975
COMPUWARE CORP                 COM              205638109     1122    46980 SH       SOLE                    38110
CONSECO                        COM              208464107     1627    52695 SH       SOLE                    28706
CSX CORP COM                   COM              126408103      624    16025 SH       SOLE                     9750
DELL COMPUTER CORP COM         COM              247025109     4373   106990 SH       SOLE                    65400
DISNEY WALT CO DEL COM         COM              254687106     2019    64875 SH       SOLE                    40255
DOW CHEM CO COM                COM              260543103      242     2595 SH       SOLE                     1190
DU PONT EI DE NEMOURS & CO     COM              263534109     1296    22327 SH       SOLE                    15042
E*TRADE GROUP                  COM              269246104     1811    31060 SH       SOLE                    24140
ECOLAB INC                     COM              278865100     1445    40695 SH       SOLE                    23470
ELAN CORP                      COM              284131208     1698    24350 SH       SOLE                    11890
EMC CORP                       COM              268648102     1525    11940 SH       SOLE                     8930
ENRON CORP COM                 COM              293561106     3941    61345 SH       SOLE                    37795
EXXON CORP COM                 COM              302290101      452     6400 SH       SOLE                     5550
FEDERAL NATL MTG ASSN COM      COM              313586109      202     2920 SH       SOLE                     2720
FORD MTR CO DEL COM            COM              345370100     1786    31500 SH       SOLE                    21715
FRANKLIN RES INC COM           COM              354613101      887    31525 SH       SOLE                    19625
GATEWAY 2000 INC.              COM              367833100      379     5525 SH       SOLE                     4925
GENERAL ELEC CO COM            COM              369604103     5389    48710 SH       SOLE                    30615
GENERAL MTRS CORP COM          COM              370442105     1379    15850 SH       SOLE                     8725
GILLETTE CO COM                COM              375766102     4854    81664 SH       SOLE                    51904
HALLIBURTON COMPANY            COM              406216101      348     9050 SH       SOLE                     9050
HOME DEPOT INC COM             COM              437076102     2660    42727 SH       SOLE                    27946
ILLINOIS TOOL WKS INC COM      COM              452308109      787    12725 SH       SOLE                     8750
INTEL CORP COM                 COM              458140100     3725    31335 SH       SOLE                    20670
INTERPUBLIC GROUP COMPANIES    COM              460690100     1447    18580 SH       SOLE                    12835
JOHNSON & JOHNSON COM          COM              478160104      277     2960 SH       SOLE                     2960
KAYDON CORP                    COM              486587108      658    22730 SH       SOLE                    12600
LINEAR TECHNOLOGY CORP COM     COM              535678106      350     6830 SH       SOLE                     2090
LUCENT TECHNOLOGIES            COM              549463107     5290    48979 SH       SOLE                    31524
MATTEL INC COM                 COM              577081102      859    34434 SH       SOLE                    17952
MCDONALDS CORP COM             COM              580135101      331     7310 SH       SOLE                     7160
MCI WORLDCOM INC               COM              55268B106     3607    40725 SH	     SOLE                    26845
MEDIAONE GROUP                 COM              58440J104      768    12102 SH	     SOLE                     8247
MEDTRONIC INC COM              COM              585055106     4647    64660 SH       SOLE                    40445
MERCK & CO INC COM             COM              589331107     2898    36165 SH       SOLE                    26395
MERRILL LYNCH & CO             COM              590188108     2883    32575 SH       SOLE                    22790
MICRON ELECTRONICS INC         COM              595100108      827    70425 SH       SOLE                    42775
MICROSOFT CORP COM             COM              594918104     8258    92140 SH       SOLE                    55896
MOBIL CORP COM                 COM              607059102      218     2474 SH       SOLE                     2112
MONSANTO CO COM                COM              611662107      942    20510 SH       SOLE                     9850
MORGAN STANLEY DEAN WITIER     COM              617446448      221     2215 SH       SOLE                     1310
NESTLE SA                      COM              641069406      986    10860 SH       SOLE                     6615
PEPSICO INC COM                COM              713448108      267     6805 SH       SOLE                     6680
PFIZER INC                     COM              717081103     2088    15050 SH       SOLE                    10685
PHILIP MORRIS COS INC COM      COM              718154107      363    10317 SH       SOLE                     8346
PROCTER & GAMBLE CO COM        COM              742718109     4398    44909 SH       SOLE                    27384
QWEST COMMUNICATIONS INTL      COM              749121109     1820    25245 SH       SOLE                    16210
ROYAL DUTCH PETE CO NY REG GLD COM              780257804     4154    79882 SH       SOLE                    44422
SBC COMMUNICATIONS INC         COM              78387G103      268     5690 SH       SOLE                     5690
SCHERING-PLOUGH CORP           COM              806605101     2319    41965 SH       SOLE                    30480
SCHLUMBERGER LTD COM           COM              806857108      897    14910 SH       SOLE                    10015
SUN MICROSYSTEMS INC           COM              866810104     4496    35950 SH       SOLE                    25390
SYNTEL INC                     COM              87162H103       94    11625 SH       SOLE                      125
TIME WARNER INC                COM              887315109     1165    16450 SH       SOLE                    11785
VISX INC                       COM              92844S105     3623    33685 SH       SOLE                    24320
WAL MART STORES INC COM        COM              931142103      356     3860 SH       SOLE                     3600
WALGREEN CO COM                COM              931422109     1655    58600 SH       SOLE                    39460
WILLAMETTE INDS INC COM        COM              969133107      219     5800 SH       SOLE                     3200
IDS NEW DIMENSIONS CL A                                        408 13336.84 SH       SOLE                  642.792